Subsequent Events Refinancing (Details) - USD ($) $ in Millions	Dec. 02, 2019	Nov. 03, 2019	Nov. 04, 2018
January 2020 Senior Notes
Loan Proceeds, Amount Used for Refinancing [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		2.615%	2.615%
Subsequent Event [Member] | December 2019 Senior Notes
Loan Proceeds, Amount Used for Refinancing [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.375%
Loan Proceeds, Amount Used for Refinancing	$ 750
Subsequent Event [Member] | January 2020 Senior Notes
Loan Proceeds, Amount Used for Refinancing [Line Items]
Loan Proceeds, Amount Used for Refinancing	$ 2,750
Subsequent Event [Member] | 2.375 January 2020 Note [Member]
Loan Proceeds, Amount Used for Refinancing [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.375%